Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended
	Jul. 01, 2012	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2013
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Restatement of Prior Year Income, Net of Tax	$ (122,000)				$ 122,000
Available-for-sale Securities		0	0	0
Other Real Estate		1,283,000	409,000	530,000
Asset Impairment Charges		0	0	0
Unrecognized Tax Benefits, Period Increase (Decrease)		$ 0	$ 0	$ 0
Equity Option [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)		275,410	275,410	275,410		275,410